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          U.S. SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                        FORM 24F-2
             Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance Capital Reserves
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

    Alliance Capital Reserves
    Alliance Money Reserves

3.  Investment Company Act File Number:
    811-2835

    Securities Act File Number:
    2-61564

4.  Last day of fiscal year for which this notice is filed:
    June 30, 1997

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
    [  ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1),

    if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Alliance Capital Reserves           -0- shares
                                       $-0-




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    Alliance Money Reserves             -0- shares
                                       $-0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Alliance Capital Reserves           -0- shares
                                       $-0-

    Alliance Money Reserves        1,755,522,624 shares
                                  $1,755,522,624

9. Number and aggregate sale price of securities sold during the fiscal year:

    Alliance Capital Reserves      26,431,373,115 shares
                                  $26,431,373,115

    Alliance Money Reserves        2,835,564,705 shares
                                  $2,835,564,705

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

    Alliance Capital Reserves      26,431,373,115 shares
                                  $26,431,373,115

    Alliance Money Reserves         1,080,042,081 shares
                                  $ 1,080,042,081

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    Alliance Capital Reserves           251,419,428 shares
                                       $251,419,428

    Alliance Money Reserves             40,995,145 shares
                                       $40,995,145

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item
         10):

         Alliance Capital Reserves     $26,431,373,115
         Alliance Money Reserves       $ 1,080,042,081




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   (ii)  Aggregate price of shares issued in connection with
         dividend reinvestment plans (from Item 11, if applicable):

         Alliance Capital Reserves     $251,419,428
         Alliance Money Reserves       $ 40,995,145

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

         Alliance Capital Reserves     $25,754,065,571
            Alliance Money Reserves    $ 2,049,764,198

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

         Alliance Capital Reserves     -0-
         Alliance Money Reserves       -0-

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

         Alliance Capital Reserves     $ 928,726,972
         Alliance Money Reserves       $(928,726,972)
         TOTAL                         $         -0-

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

         x  1/3300

  (vii)  Fee due [line (i) or line (v) multiplied by line
         (vi)]:

         Alliance Capital Reserves     $ 281,432
         Alliance Money Reserves       $(281,432)
            TOTAL                      $     -0-

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and Other Procedures (17
    CFR 202.3a).
    [   ]






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                         SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*   \s\  Mary Ann Milley
                             ___________________________
                                  Mary Ann Milley
                                  Assistant Secretary

Date:  August 26, 1997


*Please print the name and title of the signing officer below the signature.





































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                      SEWARD & KISSEL
                  One Battery Park Plaza
                 New York, New York 10004

                 Telephone (212) 574-1200
                 Facsimile (212) 480-8421



                                  August 26, 1997


Alliance Capital Reserves
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance Capital Reserves, a Massachusetts business trust (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 27,511,415,196 shares of beneficial interest of the Company, par value $.001 per share, during the fiscal year of the Company ended June 30, 1997, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 27,511,415,196 shares so sold in reliance upon Rule 24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts.

         Our opinion above stated is expressed as members of the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,



                                  /s/ Seward & Kissel



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